Finance and other costs (Tables)	12 Months Ended
Oct. 31, 2023
Finance and other costs.
Schedule of finance and other costs

For the year ended October 31	2023	2022
	$	$
Accretion on convertible debentures	1,747	1,635
Accretion on notes payable	112	512
Accretion on lease liabilities	2,480	2,384
Interest on notes payable	1,300	1,901
Interest on interest bearing borrowings	1,497	—
Transaction and other costs	2,591	3,947
Total	9,727	10,379